Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Going Concern Details Narrative Abstract
Accumulated Deficit	$ (117,520,434)		$ (116,602,778)	$ (104,971,384)
Cash and Cash Equivalents	98,946	$ 154,205	364,549	730,184	$ 133,571
Net Cash Used in Operating Activities	(1,285,551)	(1,848,565)	(3,621,172)	(1,528,971)
Net Loss	$ (2,197,317)	$ (5,856,655)	$ (11,631,394)	$ (5,537,936)